UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ---------------------------------
          Chicago, IL 60606
          ---------------------------------

13F File Number:  28-5324
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Deanna B. Marotz
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3953
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Deanna B. Marotz     Chicago, IL              February 1, 2007
    -------------------      -------------------      ----------------
        [Signature]             [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------
Form 13F Information Table Entry Total:     72
                                            ---------------------
Form 13F Information Table Value Total:     $1,386,244
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):(List in alphabetical order)

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.     13F File Number     Name

     1       28-04975            Affiliated Managers Group, Inc.
     ----    ---------------     --------------------------------

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                       ITEM 1     ITEM 2     ITEM 3     ITEM 4      ITEM 5        ITEM 6        ITEM 7         ITEM 8
                                                                                                          VOTING AUTHORITY


                       TITLE
                        OF                   VALUE        SHARES/   SH/  PUT/   INVESTMENT     OTHER
NAME OF ISSUER         CLASS    CUSIP       (x$1000)      PRN AMT   PRN  CALL   DISCRETION    MANAGERS
                                                                                                        SOLE   SHARED     NONE
3M Company             COM    88579Y101  $         210       2,700             Share-Defined         1            2,700        0
ADC
Telecommunications,    COM
Inc.                   NEW    000886309  $      11,512     792,300             Share-Defined         1          755,400   35,700
AMIS Holdings, Inc.    COM    031538101  $      18,333   1,734,400             Share-Defined         1        1,654,364   77,356
APAC Customer
Services, Inc.         COM    00185E106  $         219      58,500             Share-Defined         1           58,500        0
Adesa, Inc.            COM    00686U104  $      18,765     676,210             Share-Defined         1          644,724   30,400
Aftermarket
Technology Corp.       COM    008318107  $      17,848     838,700             Share-Defined         1          800,613   36,800
American Axle &
Mfg. Holdings          COM    024061103  $      14,468     761,900             Share-Defined         1          726,447   34,300
Andrew Corporation     COM    034425108  $      27,755   2,713,100             Share-Defined         1        2,587,643  121,300
Arris Group, Inc.      COM    04269Q100  $      13,752   1,099,300             Share-Defined         1        1,048,024   49,600
Aspen Insurance
Holdings Limit         SHS    G05384105  $      28,218   1,070,500             Share-Defined         1        1,021,073   47,800
Ball Corp.             COM    058498106  $         218       5,000             Share-Defined         1            5,000        0
Belden CDT Inc.        COM    077454106  $      10,363     265,100             Share-Defined         1          253,399   11,300
Benchmark
Electronics, Inc.      COM    08160H101  $      23,721     973,750             Share-Defined         1          928,689   43,550
Big 5 Sporting
Goods
Corporation            COM    08915P101  $      25,155   1,030,100             Share-Defined         1          982,522   46,000
CDW Corporation        COM    12512N105  $         218       3,100             Share-Defined         1            3,100        0
Cabot
Microelectronics
Corporation            COM    12709P103  $       1,551      45,700             Share-Defined         1           43,600    2,000
Carlisle Companies
Incorporated           COM    142339100  $      23,613     300,800             Share-Defined         1          286,826   13,500
Centene Corporation    COM    15135B101  $      41,568   1,691,800             Share-Defined         1        1,614,112   75,100
Cincinnati Bell Inc.   COM    171871106  $      23,417   5,124,000             Share-Defined         1        4,885,310  230,778
Clark, Inc.            COM    181457102  $      16,552     995,300             Share-Defined         1          948,549   45,200
CompuCredit
Corporation            COM    20478N100  $      28,070     705,100             Share-Defined         1          672,731   31,300
Consolidated
Graphics, Inc.         COM    209341106  $      25,459     431,000             Share-Defined         1          411,200   19,100
Cowen Group, Inc.      COM    223621103  $      21,861   1,033,600             Share-Defined         1          986,375   45,655
Crane Co.              COM    224399105  $      36,904   1,007,200             Share-Defined         1          962,833   42,900
Curtiss-Wright
Corporation            COM    231561101  $      16,130     435,000             Share-Defined         1          415,852   18,500
Cytec Industries Inc.  COM    232820100  $      46,406     821,200             Share-Defined         1          784,065   35,900
Delphi Financial
Group, Inc.            CLA    247131105  $      24,070     594,916             Share-Defined         1          567,374   26,659
Diebold,
Incorporated           COM    253651103  $      12,633     271,100             Share-Defined         1          258,332   12,300
Dycom Industries,
Inc.                   COM    267475101  $      17,887     846,900             Share-Defined         1          808,000   37,600
Electronics For
Imaging, Inc.          COM    286082102  $      27,527   1,035,647             Share-Defined         1          988,117   45,862
Fairchild
Semiconductor Int'l.   COM    303726103  $      21,239   1,263,450             Share-Defined         1        1,204,981   56,500
Gildan Activewear
Inc.                   COM    375916103  $         289       6,200             Share-Defined         1            6,200        0
Heidrick & Struggles
Int'l.                 COM    422819102  $      34,650     818,000             Share-Defined         1          780,765   35,900
Hutchinson
Technology             COM    448407106  $      13,640     578,700             Share-Defined         1          551,676   26,100
Interpool, Inc.        COM    46062R108  $      23,599   1,010,220             Share-Defined         1          965,141   43,600
JPMorgan Chase &
Co.                    COM    46625H100  $         280       5,800             Share-Defined         1            5,800        0
Jabil Circuit, Inc.    COM    466313103  $         201       8,200             Share-Defined         1            8,200        0
Jos. A. Bank
Clothiers, Inc.        COM    480838101  $      27,483     936,400             Share-Defined         1          893,383   41,600
MCG Capital
Corporation            COM    58047P107  $      31,778   1,563,900             Share-Defined         1        1,492,838   68,656
MarineMax, Inc.        COM    567908108  $      14,456     557,500             Share-Defined         1          531,500   25,100
NCI Building
Systems, Inc.          COM    628852105  $      36,303     701,500             Share-Defined         1          669,131   31,300
Navigant Consulting,
Inc.                   COM    63935N107  $      31,353   1,586,700             Share-Defined         1        1,513,971   70,300
Newfield Exploration
Company                COM    651290108  $       9,594     208,800             Share-Defined         1          199,711    8,800
Parametric             COM
Technology Corp.       NEW    699173209  $      25,591   1,420,160             Share-Defined         1        1,355,175   62,840
Park Electrochemical
Corp.                  COM    700416209  $      12,415     484,000             Share-Defined         1          462,412   20,900
Perot Systems Corp.    CLA    714265105  $      29,272   1,785,940             Share-Defined         1        1,704,093   79,100
Placer Sierra
Bancshares             COM    726079106  $      17,252     725,800             Share-Defined         1          691,933   32,700
Plexus Corp.           COM    729132100  $         960      40,200             Share-Defined         1           38,318    1,800
Prosperity
Bancshares, Inc.       COM    743606105  $      25,054     726,000             Share-Defined         1          692,350   32,500
Provident
Bankshares
Corporation            COM    743859100  $      18,634     523,415             Share-Defined         1          500,465   22,200
RAM Holdings, Inc.     SHS    G7368R104  $      18,451   1,291,200             Share-Defined         1        1,234,514   54,800
Rare Hospitality
International          COM    753820109  $      16,468     500,100             Share-Defined         1          478,449   20,800
Reinsurance Group
Of America             COM    759351109  $      40,493     726,990             Share-Defined         1          694,337   31,500
Ryder System, Inc.     COM    783549108  $      10,840     212,300             Share-Defined         1          202,400    9,600
SMART Modular          ORD
Technologies           SHS    G82245104  $      28,698   2,132,100             Share-Defined         1        2,039,927   89,070
SeaBright Insurance
Holdings               COM    811656107  $      19,820   1,100,481             Share-Defined         1        1,049,584   49,232
SkyWest, Inc.          COM    830879102  $      20,367     798,400             Share-Defined         1          761,592   35,590
Stratex Networks,
Inc.                   COM    86279T109  $      12,538   2,595,900             Share-Defined         1        2,474,628  117,270
Synnex Corporation     COM    87162W100  $      22,530   1,026,900             Share-Defined         1          981,504   43,800
Talbots, Inc.          COM    874161102  $      21,536     893,600             Share-Defined         1          852,200   40,000
Tennant Company        COM    880345103  $       5,026     173,300             Share-Defined         1          165,800    7,400
The Hanover
Insurance Group        COM    410867105  $      31,476     645,000             Share-Defined         1          615,400   28,600
The Steak n Shake
Company                COM    857873103  $      17,721   1,006,900             Share-Defined         1          961,845   43,500
The Toro Company       COM    891092108  $      31,694     679,700             Share-Defined         1          648,538   30,100
Triad Guaranty Inc.    COM    895925105  $      14,258     259,847             Share-Defined         1          247,740   11,682
Tyco International
Ltd.                   COM    902124106  $         264       8,700             Share-Defined         1            8,700        0
U.S.I. Holdings
Corporation            COM    90333H101  $      24,735   1,610,350             Share-Defined         1        1,534,673   73,190
United Panam
Financial Corp.        COM    911301109  $       9,017     655,310             Share-Defined         1          624,829   29,500
United Rentals, Inc.   COM    911363109  $      23,502     924,200             Share-Defined         1          883,950   38,900
Walter Industries,
Inc.                   COM    93317Q105  $      21,410     791,500             Share-Defined         1          754,106   36,100
Willis Group
Holdings Limited       SHS    G96655108  $         306       7,700             Share-Defined         1            7,700        0
iStar Financial Inc.   COM    45031U101  $      46,648     975,500             Share-Defined         1          931,373   42,600
TOTAL                                    $1,386,244.00
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